Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Schedule of Other Current Assets

	As at December 31,
U.S.$ millions	2025	2024
Fair value of derivative contracts (Note 21)	34	188
Cash provided as collateral	26	66
Prepaid assets	27	28
Variable toll disputes [1] (Note 4)	91	44
Income tax receivable	66	—
Current portion of net investment in lease (Note 10)	4	—
Other	4	15
	252	341
1.Receivables from the Company's Former Parent under the indemnity agreements. Gross liability recorded in accounts payable and other.